Document and Entity Information Document	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	VOCERA COMMUNICATIONS, INC.
Entity Central Index Key	0001129260
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer